financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
financial instruments
Schedule of financial instruments, accounting classification and the nature of certain risks to which they may be subject

Risks
	Accounting			Market risks
Financial instrument	classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC [1]	X		X
Contract assets	AC [1]	X
Construction credit facilities advances to real estate joint venture	AC [1]				X
Short-term obligations	AC [1]		X	X	X
Accounts payable	AC [1]		X	X
Provisions (including restructuring accounts payable)	AC [1]		X	X		X
Long-term debt	AC [1]		X	X	X
Measured at fair value
Cash and temporary investments	FVTPL [2]	X		X	X
Long-term investments (not subject to significant influence) [3]	FVTPL/FVOCI [3]			X		X
Foreign exchange derivatives [4]	FVTPL [2]	X	X	X
Share-based compensation derivatives [4]	FVTPL [2]	X	X			X
1	For accounting recognition and measurement purposes, classified as amortized cost (AC).
2

For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portion of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income.

3

Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured. For accounting recognition and measurement purposes, on an investment-by-investment basis, long-term investments are classified as either fair value through net income or fair value through other comprehensive income (FVOCI).

4

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Derivatives that are part of an established and documented cash flow hedging relationship are accounted for as held for hedging. We believe that classification as held for hedging results in a better matching of the change in the fair value of the derivative financial instrument with the risk exposure being hedged.

In respect of hedges of anticipated transactions, hedge gains/losses are included with the related expenditure and are expensed when the transaction is recognized in our results of operations. We have selected this method as we believe that it results in a better matching of the hedge gains/losses with the risk exposure being hedged.

Derivatives that are not part of a documented cash flow hedging relationship are accounted for as held for trading and thus are measured at fair value through net income.

Schedule of maximum exposure (excluding income tax effects) to credit risk

	December 31,	December 31,	January 1,
As at (millions)	2018	2017	2017
		(adjusted–
		Note 2 (c))	(Note 2(c))
Cash and temporary investments, net	$414	$509	$432
Accounts receivable	1,600	1,614	1,462
Contract assets	1,318	1,153	1,052
Derivative assets	103	24	17
	$3,435	$3,300	$2,963

Analysis of the age of customer accounts receivable

	December 31, 2018			December 31, 2017			January 1, 2017

As at (millions)	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
						(adjusted –
						Note 2(c))			(Note 2(c))
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date	$762	$(13)	$749	$905	$(10)	$895	$899	$(11)	$888
30-60 days past billing date	354	(10)	344	185	(8)	177	185	(9)	176
61-90 days past billing date	80	(8)	72	60	(8)	52	44	(9)	35
More than 90 days past billing date	67	(22)	45	62	(17)	45	80	(25)	55
	$1,263	$(53)	$1,210	$1,212	$(43)	$1,169	$1,208	$(54)	$1,154
1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

Summary of activity related to the allowance for doubtful accounts

Years ended December 31 (millions)	2018	2017
Balance, beginning of period	$43	$54
Additions (doubtful accounts expense)	56	54
Accounts written off, net of recoveries	(55)	(66)
Other	9	1
Balance, end of period	$53	$43

Summary of contract assets and related impairment allowance activity

As at (millions)	December 31, 2018			December 31, 2017			January 1, 2017
			Net			Net			Net
	Gross	Allowance	(Note 6(c))	Gross	Allowance	(Note 6(c))	Gross	Allowance	(Note 6(c))
						(Note 2(c))			(Note 2(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$1,068	$(51)	$1,017	$958	$(51)	$907	$901	$(48)	$853
The 12-month period ending two years hence	466	(22)	444	407	(22)	385	359	(21)	338
Thereafter	15	(1)	14	11	—	11	15	(1)	14
	$1,549	$(74)	$1,475	$1,376	$(73)	$1,303	$1,275	$(70)	$1,205

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative					Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Finance	Currency swap agreement			Currency swap agreement
	financial	Short-term	commitment [2]	debt [1]	leases [1]	amounts to be exchanged [3]			amounts to be exchanged
As at December 31, 2018 (millions)	liabilities	borrowings [1]	(Note 21)	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2019	$2,372	$3	$45	$1,349	$55	$(877)	$851	$—	$(542)	$516	$3,772
2020	251	3	—	1,567	51	(95)	89	1	—	—	1,867
2021	102	103	—	1,567	—	(95)	89	—	—	—	1,766
2022	18	—	—	2,086	—	(95)	89	1	—	—	2,099
2023	19	—	—	886	—	(95)	89	—	—	—	899
2024-2028	20	—	—	6,240	—	(1,917)	1,847	—	—	—	6,190
Thereafter	—	—	—	7,744	—	(1,964)	1,832	—	—	—	7,612
Total	$2,782	$109	$45	$21,439	$106	$(5,138)	$4,886	$2	$(542)	$516	$24,205
				Total (Note 26(h))			$21,293
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper, finance leases and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2018.

2	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.
3

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2018. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Currency swap agreement		Currency swap agreement
	financial	Short-term	commitment [2]	debt [1]	amounts to be exchanged [3]		amounts to be exchanged
As at December 31, 2017 (millions)	liabilities	borrowings [1]	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$2,232	$103	$67	$1,928	$(1,188)	$1,206	$(545)	$557	$4,360
2019	40	—	—	1,531	(44)	46	—	—	1,573
2020	19	—	—	1,480	(44)	46	—	—	1,501
2021	95	—	—	1,480	(44)	46	—	—	1,577
2022	18	—	—	1,913	(44)	46	—	—	1,933
2023-2027	16	—	—	5,796	(1,591)	1,679	—	—	5,900
Thereafter	—	—	—	5,634	—	—	—	—	5,634
Total	$2,420	$103	$67	$19,762	$(2,955)	$3,069	$(545)	$557	$22,478
				Total		$19,876
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2017.

2	The drawdowns on the construction credit facilities were expected to occur as construction progresses through 2019.
3

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2017. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative					Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Finance	Currency swap agreement			Currency swap agreement
	financial	Short-term	commitment [2]	debt [1]	leases [1]	amounts to be exchanged [3]			amounts to be exchanged
As at December 31, 2018 (millions)	liabilities	borrowings [1]	(Note 21)	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2019	$2,372	$3	$45	$1,349	$55	$(877)	$851	$—	$(542)	$516	$3,772
2020	251	3	—	1,567	51	(95)	89	1	—	—	1,867
2021	102	103	—	1,567	—	(95)	89	—	—	—	1,766
2022	18	—	—	2,086	—	(95)	89	1	—	—	2,099
2023	19	—	—	886	—	(95)	89	—	—	—	899
2024-2028	20	—	—	6,240	—	(1,917)	1,847	—	—	—	6,190
Thereafter	—	—	—	7,744	—	(1,964)	1,832	—	—	—	7,612
Total	$2,782	$109	$45	$21,439	$106	$(5,138)	$4,886	$2	$(542)	$516	$24,205
				Total (Note 26(h))			$21,293
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper, finance leases and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2018.

2	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.
3

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2018. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Currency swap agreement		Currency swap agreement
	financial	Short-term	commitment [2]	debt [1]	amounts to be exchanged [3]		amounts to be exchanged
As at December 31, 2017 (millions)	liabilities	borrowings [1]	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$2,232	$103	$67	$1,928	$(1,188)	$1,206	$(545)	$557	$4,360
2019	40	—	—	1,531	(44)	46	—	—	1,573
2020	19	—	—	1,480	(44)	46	—	—	1,501
2021	95	—	—	1,480	(44)	46	—	—	1,577
2022	18	—	—	1,913	(44)	46	—	—	1,933
2023-2027	16	—	—	5,796	(1,591)	1,679	—	—	5,900
Thereafter	—	—	—	5,634	—	—	—	—	5,634
Total	$2,420	$103	$67	$19,762	$(2,955)	$3,069	$(545)	$557	$22,478
				Total		$19,876
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2017.

2	The drawdowns on the construction credit facilities were expected to occur as construction progresses through 2019.
3

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2017. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

	Net income		Other comprehensive income		Comprehensive income
Year ended December 31 (increase (decrease) in millions)	2018	2017	2018	2017	2018	2017
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(1)	$(1)	$(33)	$(15)	$(34)	$(16)
Canadian dollar depreciates	$1	$1	$33	$15	$34	$16
25 basis point change in interest rates
Interest rates increase	$(2)	$(3)	$2	$1	$—	$(2)
Interest rates decrease	$2	$3	$(1)	$—	$1	$3
25% [2] change in Common Share price [3]
Price increases	$—	$(8)	$(1)	$13	$(1)	$5
Price decreases	$5	$14	$1	$(13)	$6	$1
1

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

No consideration has been made for a difference in the notional number of Common Shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the Common Share price.

2

To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used. Reflecting a 12-month data period and calculated on a monthly basis, the volatility of our Common Share price as at December 31, 2018, was 10.9% (2017 – 7.0%).

3

The hypothetical effects of changes in the price of our Common Shares are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments and the associated cash-settled equity swap agreements.

Schedule of derivative financial instruments measured at fair value on a recurring basis

		2018					2017
		Maximum	Notional	Fair value [1] and	Price or		Maximum	Notional	Fair value [1] and	Price or
As at December 31 (millions)	Designation	maturity date	amount	carrying value	rate		maturity date	amount	carrying value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2019	$414	$25	US$1.00: C$	1.28	2018	$110	$2	US$1.00: C$	1.24
Currency risk arising from U.S. dollar revenues	HFT [4]	2019	$74	1	US$1.00: C$	1.36	2018	$71	1	US$1.00: C$	1.25
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2019	$63	2		$45.46	2018	$73	14		$40.91
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2019	$761	21	US$1.00: C$	1.33	2018	$124	1	US$1.00: C$	1.24
				$49					$18
Other Long-Term Assets [2]
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH [3]	—	$—	$—		—	2019	$63	$6		$45.46
Currency risks arising from U.S. dollar-denominated long-term debt [5] (Note 26(b)-(c))	HFH [3]	2048	$3,134	54	US$1.00: C$	1.28	—	$—	—		—
				$54					$6
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2019	$11	$—	US$1.00: C$	1.36	2018	$376	$14	US$1.00: C$	1.30
Currency risk arising from U.S. dollar revenues	HFT [4]	2019	$18	—	US$1.00: C$	1.36	—	$—	—		—
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2019	$2	—		$47.39	—	$—	—		—
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	—	$—	—		—	2018	$1,036	18	US$1.00: C$	1.28
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2019	$8	—		2.64%	—	$—	—		—
Interest rate risk associated with planned refinancing of debt maturing	HFH [3]	2019	$250	9	2.40%, GOC 10-year term		2018	$300	1	2.14%, GOC 10-year term
				$9					$33
Other Long-Term Liabilities [2]
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2020	$67	$3		$48.71	—	$—	$—		—
Currency risk arising from U.S. dollar-denominated long-term debt [5] (Note 26(b)-(c))	HFH [3]	2027	$991	2	US$1.00: C$	1.33	2027	$1,910	76	US$1.00: C$	1.32
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2022	$145	1		2.64%	—	$—	—		—
				$6					$76
1	Fair value measured at reporting date using significant other observable inputs (Level 2).
2	Derivative financial assets and liabilities are not set off.
3

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.

5As set out in (d), we designate only the spot element as the hedging item. As at December 31, 2018, the foreign currency basis spread included in the fair value of the derivative instruments, and which is used for purposes of assessing hedge ineffectiveness, was $29 (December 31, 2017 – $4; January 1, 2017 – $(1)).

Schedule of long-term debt amortized cost and fair value

	2018		2017
	Carrying		Carrying
As at December 31 (millions)	value	Fair value	value	Fair value
Long-term debt (Note 26)	$14,101	$14,209	$13,660	$14,255

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	Note	2018	2017	Location	2018	2017
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$39	$(23)	Goods and services purchased	$6	$(5)
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	194	(109)	Financing costs	241	(146)
		233	(132)		247	(151)
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs	14(b)	(8)	24	Employee benefits expense	2	17
		$225	$(108)		$249	$(134)
1

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the year ended December 31, 2018, was $25 (2017 – $5).

Schedule of gains and losses arising from derivative instruments classified as held for trading

	Gain (loss) recognized in income on derivatives
Years ended December 31 (millions)	Location	2018	2017
Derivatives used to manage currency risk	Financing costs	$—	$3